Changes Recognized in Other Comprehensive Income, Postretirement Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2016	May 31, 2015
Postretirement Benefits, U.S. Plans
Changes in plan assets and benefit obligations recognized in other comprehensive income:
Net loss (gain) arising during the year	$ 29	$ 820
Amounts recognized as a component of net periodic benefit cost:
Amortization or curtailment recognition of prior service credit (cost)	247	247
Amortization or settlement recognition of net gain (loss)		136
Total recognized in other comprehensive loss (income)	276	1,203
Postretirement Benefits, Non-U.S. Plans
Changes in plan assets and benefit obligations recognized in other comprehensive income:
Net loss (gain) arising during the year	536	(1,751)
Effect of exchange rates on amounts included in AOCI	(290)	(1,026)
Amounts recognized as a component of net periodic benefit cost:
Amortization or settlement recognition of net gain (loss)	(229)	(391)
Total recognized in other comprehensive loss (income)	$ 17	$ (3,168)